SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2022
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

11. SHORT-TERM BORROWINGS

In December 2022, I-Mab Shanghai borrowed a loan of RMB18,956 from Shanghai Pudong Development Bank Co., Ltd. for a term of six months and at the interest rate of 3.40% per annum. To facilitate this borrowing, I-Mab Hong Kong placed cash deposits of USD5,000 (equivalent to approximately RMB34,823) with the bank. The use of such cash deposits and the interest earned thereon are restricted by the bank during the period of the borrowing.